Patent Intangible Assets (Detail) (USD $)				3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2014 Patents [Member]	Dec. 31, 2013 Patents [Member]
Weighted Average Useful Life				8 years 10 months 24 days	8 years 7 months 6 days
Gross Carrying Amount	$ 9,455,585	$ 9,455,585		$ 9,455,585	$ 9,455,585
Accumulated Amortization	(585,990)	(293,176)		(585,990)	(293,176)
Net Carrying Amount	$ 8,869,595	$ 9,162,409	$ 0	$ 8,869,595	$ 9,162,409